PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Components of net periodic benefit cost (credit)
Recognized loss on settlements	$ 1.6	$ 0.5	$ 444.1
ADPP
Components of net periodic benefit cost (credit)
Recognized loss on settlements			444.0
Settlements			753.0
Tax benefit associated with termination of pension plan			$ 179.0
International | Equity Securities
Components of net periodic benefit cost (credit)
Target assets allocation (as a percent)	32.00%
International | Fixed income securities and cash
Components of net periodic benefit cost (credit)
Target assets allocation (as a percent)	60.00%
International | Other investments
Components of net periodic benefit cost (credit)
Target assets allocation (as a percent)	8.00%